Redeemable noncontrolling interest - Schedule of reconciliation of changes in redeemable noncontrolling interest (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 15, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Redeemable noncontrolling interest
Noncontrolling interest resulting from the CRIS Business Combination		$ 436,739
Net income attributable to noncontrolling interest for the period	$ (421)	(16,824)	$ (51,856)	$ (47,790)
Equity-based compensation attributable to noncontrolling interest during the period		1,040
Adjustment to revise noncontrolling interest to its redemption value at period-end		1,525,297
Ending balance		$ 1,946,252	$ 1,946,252